Receivables, prepaids and other	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Receivables, prepaids and other	Receivables, prepaids and other

	2025	2024
	$	$

Prepaid expenses	13,251	9,157
Prepaid royalties	13,482	—
Supplier advances	10,097	9,757
Short-term investments	4,868	11,565
Current portion of derivative instruments (Note 17)	—	2,217
Other receivables	16,595	8,363
	58,293	41,059